Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares	Share capital and additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit	Total
Balance at Dec. 31, 2018		$ 80,686	$ (333)	$ (68,842)	$ 11,511
Balance (in Shares) at Dec. 31, 2018	3,553,714
Issuance of Ordinary Shares in connection with a Standby Equity Distribution Agreement, net (see Note 15.a.1)		465			465
Issuance of Ordinary Shares in connection with a Standby Equity Distribution Agreement, net (see Note 15.a.1) (in Shares)	158,023
Share based compensation expenses (see Note 15.a.2)		143			143
Share based compensation expenses (see Note 15.a.2) (in Shares)	20,858
Issuance of Ordinary Shares related to a Securities Purchase Agreement, net (see Note 15.a.3)		935			935
Issuance of Ordinary Shares related to a Securities Purchase Agreement, net (see Note 15.a.3) (in Shares)	400,000
Exercise of options		316			316
Exercise of options (in Shares)	125,195
Other comprehensive income (loss)			100		100
Net income (loss)				(913)	(913)
Balance at Dec. 31, 2019		82,545	(233)	(69,755)	12,557
Balance (in Shares) at Dec. 31, 2019	4,257,790
Issuance of Ordinary Shares in connection with a Standby Equity Distribution Agreement, net (see Note 15.a.1)		23			23
Issuance of Ordinary Shares in connection with a Standby Equity Distribution Agreement, net (see Note 15.a.1) (in Shares)	41,090
Share based compensation expenses (see Note 15.a.2)		77			77
Share based compensation expenses (see Note 15.a.2) (in Shares)	7,665
Expenses underlying shelf registration		(41)			(41)
Warrants underlying loan agreement (see Note 15.a.5)		30			30
Exercise of options		193			193
Exercise of options (in Shares)	84,618
Other comprehensive income (loss)			(10)		(10)
Net income (loss)				(960)	(960)
Balance at Dec. 31, 2020		82,827	(243)	(70,715)	11,869
Balance (in Shares) at Dec. 31, 2020	4,391,163
Share based compensation expenses (see Note 15.a.2)		94			94
Share based compensation expenses (see Note 15.a.2) (in Shares)	7,188
Expenses underlying shelf registration		(27)			(27)
Exercise of options		119			119
Exercise of options (in Shares)	52,167
Issuance of Ordinary Shares in connection with Prospectus Supplement (see Note 15.a.4)		1,841			1,841
Issuance of Ordinary Shares in connection with Prospectus Supplement (see Note 15.a.4) (in Shares)	800,000
Net income (loss)				451	451
Balance at Dec. 31, 2021		$ 84,854	$ (243)	$ (70,264)	$ 14,347
Balance (in Shares) at Dec. 31, 2021	5,250,518